Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Consolidated Balance Sheet Information Related to Leases	The following was included in our unaudited condensed consolidated balance sheet at September 30, 2023 and December 31, 2022 (in thousands):
	September 30,	December 31,
	2023	2022

Operating lease right-of-use assets	$9,172	$11,688

Lease liabilities, current portion	1,945	3,726
Lease liabilities, long-term	7,919	9,013

Total operating lease liabilities	$9,864	$12,739

Weighted-average remaining lease term (months)	77	73

Weighted average discount rate	3.9%	3.9%
The following was included in our consolidated balance sheet as of December 31, 2022 and 2021 (in thousands):
	December 31,	December 31,
	2022	2021

Operating lease right-of-use assets	$11,688	$14,937

Lease liabilities, current portion	3,726	3,628
Lease liabilities, long-term	9,013	12,739

Total operating lease liabilities	$12,739	$16,367

Weighted-average remaining lease term (months)	73	77

Weighted average discount rate	3.9%	4.0%

Schedule of Maturities of Operating Lease Liabilities	As of September 30, 2023, maturities of operating lease liabilities were as follows, in thousands:
Years Ending December 31,	Amount
2023 – Remainder of year	$948
2024	1,808
2025	1,489
2026	1,532
2027	1,284
Thereafter	4,158

Total	11,219
Less: imputed interest	(1,355)

Total operating lease liabilities	$9,864
As of December 31, 2022, maturities of operating lease liabilities were as follows, in thousands:
Year Ending December 31,	Amount

2023	$4,175
2024	1,808
2025	1,489
2026	1,531
2027	1,284
Thereafter	4,159
Total	14,446
Less: imputed interest	(1,707)

Total operating lease liabilities	$12,739

Schedule of Future Minimum Principal Payments on Finance Leases Payable	Future minimum principal payments on our finance leases payable as of December 31, 2022, are as follows (in thousands):
Year Ending December 31,	Amount

2023	$125
2024	109
2025	107
2026	21
Total future minimum payments	362
Less: debt discount	(25)
Total	337

Total current portion of finance leases, net	$112
Total finance leases, net of current portion	$225